Offerings - Offering: 1	Nov. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	0.0003
Maximum Aggregate Offering Price	$ 1,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 165.72
Offering Note	Deposited as American Depositary Shares (“ADSs”), evidenced by American Depositary Receipts, issuable upon deposit of the ordinary shares, no par value (“Ordinary Shares”), of Scinai Immunotherapeutics Ltd. (the “Company”) registered hereby are registered on a separate registration statement on Form F-6 (File No. 333-203333). Each ADS represents four thousand (4,000) Ordinary Shares.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional Ordinary Shares that become issuable under the Company’s 2018 Share Option Plan, as amended by reason of any stock dividend, stock split, or other similar transaction.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and based on the average of the high and low prices of the Company's ADSs reported on the NASDAQ Capital Market on November 7, 2025, which date is within five business days of the filing of this Registration Statement on Form S-8.